Related Party Transactions and Balances (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related Party Transactions [Abstract]
Balance of due from related parties		$ 1,127
Sold dark related parties		$ 33,497
Related party, description	the Company had no balances due from or due to related parties.